COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2025
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES
Capital commitments
As of December 31, 2025, the Company had outstanding capital commitments totaling RMB25 million, which consisted of capital expenditures of property, equipment and software.
Deposits under guarantee arrangement
In connection with its air ticketing business, the Company is required by an affiliate of the Civil Aviation Administration of China (“CAAC”) and the International Air Transport Association (“IATA”) to enter into guarantee arrangements and to pay deposits of which the amount is indexed to the air ticket the Company could issue. The unused deposits are repaid at the end of the guaranteed period on an annual basis. As of December 31, 2025, the total quota of the air tickets that the Company was entitled to issue was up to
RMB1.5 billion. The total amount of the deposit the Company paid was RMB159 million.
Based on the guarantee arrangements, the maximum amount of future payments of the
Company to issue air tickets under the guarantee arrangements is approximately RMB1.3 billion. Such quota is not considered a financial guarantee since the issuance of air ticketing is at the discretion of the Company in the normal course of business. The Company will be liable to pay only when it issues the air tickets to its users and such payable is included in the accounts payable. Therefore, the Company believes the guarantee arrangements do not constitute any contractual and constructive obligation of the Company and has not recorded any liability beyond the amount of the tickets that have already been issued.

Contingencies
The Company is incorporated in the Cayman Islands and is considered as a foreign entity under PRC laws. Due to the restrictions on foreign ownership of the value-added telecommunications business, the Company conducts these businesses partly through various VIEs. These VIEs hold the licenses and approvals that are essential for the Company’s business operations. In the opinion of the Company’s PRC legal counsel, the current ownership structures and the contractual arrangements with these VIEs and their shareholders as well as the operations of these VIEs are in compliance with all existing PRC laws, rules and regulations. However, there may be changes and other developments in PRC laws and regulations. Accordingly, the Company cannot be assured that PRC government authorities will not take a view in the future contrary to the opinion of the Company’s PRC legal counsel. If the current ownership structures of the Company and its contractual arrangements with VIEs were found to be in violation of any existing or future PRC laws or regulations, the Company may be required to restructure its ownership structure and operations in China to comply with changing and new PRC laws and regulations.
In January 2026, the Company received a notice of investigation from the State Administration for Market Regulation (“SAMR”) that it had commenced an investigation into whether the Company has abused or is abusing a dominant market position to engage in monopolistic conduct pursuant to the PRC Anti-Monopoly Law. As of the issuance date of the consolidated financial statements for the year ended December 31, 2025, the investigation is ongoing. The Company is unable to predict the timing, outcome or consequences of the investigation, or estimate the possible loss, if any, associated with the investigation. The SAMR’s investigation findings could result in a significant fine, other financial penalties and/or changes to the Company’s business practices and may have a material adverse effect on the Company’s consolidated financial position, results of operations, or cash flows.
In March 2026, the Company and certain of the Company’s current officers and directors were named as defendants in a putative securities class action filed in the United States District Court for the Eastern District of New York, captioned De Wilde v. Trip.com Group Limited et al., Case No. 2:26-cv-01420-ST (E.D.N.Y.). The plaintiff in this case makes allegations arising out of the January 2026 notice the Company received that the SAMR had commenced an investigation of the Company under the PRC Anti-Monopoly Law. Because of that notice, the plaintiff alleges that certain statements in the Company’s annual reports for the fiscal year ended December 31, 2023 and 2024, respectively, were false or misleading, in violation of Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule 10b-5 promulgated thereunder. As the case remains in its preliminary stage, the Company is unable to predict its timing, outcome, or consequences, and cannot conclude at this point whether the Company will be subject to any liability or damages.
Except for the above, there are no legal proceedings and litigations that have in the recent past had a material impact on the Company’s financial position, results of operations or cash flows.